Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Measurement
Summary of comparison by class of carrying amount and fair value of the group's financial instruments

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2023	2024	2023	2024
Financial assets
Assets carried at amortized cost
Trade and other receivables	2,870,612	4,637,243	2,870,612	4,637,243
Cash and cash equivalents	503,601	1,741,950	503,601	1,741,950
Term deposits	587,375	2,757,824	587,375	2,757,824
Other financial assets	122,312	167,297	122,312	167,297
Total	4,083,900	9,304,314	4,083,900	9,304,314

Financial liabilities

Liabilities carried at amortized cost
Trade and other payables	2,176,353	2,608,087	2,176,353	2,608,087
Borrowings	2,396,494	638,192	2,396,494	638,192
Other liabilities	417,014	418,969	417,014	418,969
Total	4,989,861	3,665,248	4,989,861	3,665,248

Schedule of financial instruments by fair value hierarchy

		March 31, 2023
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	587,375	-	587,375	-	587,375
Other financial assets	122,312	-	122,312	-	122,312
Total assets	709,687	-	709,687	-	709,687

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	2,396,493	-	2,396,493	-	2,396,493
Other liabilities	417,014	-	417,014	-	417,014
Total Liabilities	2,813,507	-	2,813,507	-	2,813,507

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

		March 31, 2024
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	2,757,824	-	2,757,824	-	2,757,824
Other financial assets	167,297	-	167,297	-	167,297
Total assets	2,925,121	-	2,925,121	-	2,925,121

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	640,160	-	640,160	-	640,160
Other liabilities	418,969	-	418,969	-	418,969
Total Liabilities	1,059,129	-	1,059,129	-	1,059,129

Schedule of valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2023 and March 31, 2024 as well as the inputs used.

Type	Valuation technique	Inputs used

Financial Instruments for which fair value is disclosed:
Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows

Other liabilities	Discounted cash flows	Prevailing interest rate to discount future cash flows